Note 16 - Tax Expense (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of the components of income tax [text block]
	2020	2019	2018
Tax recognised in profit or loss

Current tax	9,492	7,311	3,783
Income tax - current year	8,969	6,802	2,523
Income tax - prior year (over)/ under provision	(54)	29	1,075
Withholding tax - current year	577	480	580
Withholding tax - prior year overprovision	-	-	(395)

Deferred tax expense	5,681	2,979	3,662
Origination and reversal of temporary differences	5,681	2,979	3,662

Tax expense – recognised in profit or loss	15,173	10,290	7,445

Tax recognised in other comprehensive income
Income tax - current year	-	-	-

Tax expense	15,173	10,290	7,445

Disclosure of unrecognized deferred tax assets [text block]
	2020	2019	2018

Eersteling Gold Mining Company Limited	-	-	4,989
Caledonia Holdings Zimbabwe (Private) Limited	593	421	-
Greenstone Management Services Holdings Limited	376	276	191
Tax losses carried forward	969	697	5,180

Disclosure of income taxes paid [text block]
Tax paid	2020	2019	January 1, 2019

Net income tax payable at January 1	(163)	(1,538)	(1,145)
Current tax expense	(9,492)	(7,311)	(3,783)
Foreign currency movement	2,580	3,169	46
Tax paid	6,656	5,517	3,344
Net income tax payable at December 31	(419)	(163)	(1,538)

Disclosure of income tax reconciliation [text block]
Reconciliation of tax rate	2020	2019	2018

Profit for the year	25,257	50,401	13,756
Total tax expense	15,173	10,290	7,445
Profit before tax	40,430	60,691	21,201

Income tax at Company's domestic tax rate (1)	-	-	-
Tax rate differences in foreign jurisdictions (2)	12,405	16,232	6,465
Effect of income tax calculated in RTGS$ as required by PN26 (3)	2,004	(8,526)	-
Management fee – withholding tax on deemed dividend portion	209	224	337
Management fee – non-deductible deemed dividend	570	652	579
Management fee – withholding tax - current year	123	129	96
Management fee – non-deductible withholding tax - prior year	-	-	(664)
Withholding tax on intercompany dividends	245	128	110
Non-deductible expenditure
- Royalty expenses (4)	-	933	882
- Donations	107	18	14
- Other non-deductible expenditure	177	21	123
Credit export incentive income exemption	(598)	(124)	(1,649)
Change in income tax rate (5)	(287)	-	-
Change in tax estimates
- Zimbabwean income tax	-	29	795
- South African income tax	(54)	63	220
- Other	-	-	61
Change in unrecognised deferred tax losses	272	511	76
Tax expense - recognised in profit or loss	15,173	10,290	7,445

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Assets		Liabilities		Net
	2020	2019	2020	2019	2020	2019

Property, plant and equipment	-	-	(5,409)	(4,195)	(5,409)	(4,195)
Allowance for obsolete stock	13	22	-	-	13	22
Prepayments	-	-	(3)	(4)	(3)	(4)
Unrealised foreign exchange	530	309	-	-	530	309
Trade and other payables	636	739	-	-	636	739
Cash-settled share-based payments	8	5	-	-	8	5
Provisions	60	58	-	-	60	58
Other	18	-	-	-	18	-
Tax assets/ (liabilities)	1,265	1,133	(5,412)	(4,199)	(4,147)	(3,066)

Disclosure of movement in recognized in deferred tax assets and liabilities [text block]
	Balance January 1, 2020	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2020

Property, plant and equipment	(4,195)	(7,195)	5,981	(5,409)
Allowance for obsolete stock	22	14	(23)	13
Prepayments	(4)	-	1	(3)
Unrealised foreign exchange	309	732	(511)	530
Trade and other payables	739	674	(774)	639
Cash-settled share-based payments	5	3	-	8
Provisions	58	76	(74)	60
Other	-	15	-	15
Tax (liabilities)/ assets	(3,066)	(5,681)	4,600	(4,147)
	Balance January 1, 2019	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2019

Property, plant and equipment	(24,930)	(4,561)	25,296	(4,195)
Allowance for obsolete stock	258	11	(247)	22
Prepayments	(3)	-	(1)	(4)
Unrealised foreign exchange	34	519	(244)	309
Trade and other payables	486	1,093	(840)	739
Cash-settled share-based payments	13	(9)	1	5
Provisions	852	11	(805)	58
Other	60	(43)	(17)	-
Tax (liabilities)/ assets	(23,230)	(2,979)	23,143	(3,066)